Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of minimum lease payments under non-cancellable operating leases
2016	$129,324
2017	121,197
Total minimum lease payments	$250,521